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                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                   June 10, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Value S&P Industrial Series 2004A
     File #333-115683
     Rule 497(j) Filing
     ------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 9, 2004.


                                       Very truly yours,

                                       /s/ Kathleen H. Moriarty, Esq.
                                       ---------------------------------------
                                       Kathleen H. Moriarty, Esq.


cc:  Ms. Patricia Mengiste